Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Current federal income tax expense	$ 10	$ 77	$ 17
Current state income tax expense	3	13	1
Deferred
Deferred federal income tax expense (benefit)	24	(366)	20
Deferred state income tax expense (benefit)	9	(3)	2
Total income tax expense (benefit)	$ 46	$ (279)	$ 40